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Johnson Core Plus Bond Fund
Johnson Core Plus Bond Fund
JOHNSON MUTUAL FUNDS Johnson Core Plus Bond Fund SUPPLEMENT DATED March 13, 2024 TO THE PROSPECTUS DATED May 1, 2023
The performance information on pages 19-20 of the Fund’s prospectus is hereby restated as follows:

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year-to-year since the Fund’s inception in 2021. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

ANNUAL TOTAL RETURNS

During the period shown, the highest return for a calendar quarter was 2.41% for the fourth quarter 2022, and the lowest return was -6.35% in the first quarter of 2022.
For the Periods ended December 31, 2022
Average Annual Returns - Johnson Core Plus Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
Johnson Core Plus Bond Fund	Return Before Taxes	(13.71%)	(11.99%)	Nov. 17, 2021
After Taxes on Distributions | Johnson Core Plus Bond Fund	Return After Taxes on Distributions	(14.58%)	(12.83%)
After Taxes on Distributions and Sale of Fund Shares | Johnson Core Plus Bond Fund	Return After Taxes on Distributions and Sale of Fund Shares	(8.10%)	(9.45%)
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(13.01%)	(11.43%)	Nov. 17, 2021
[1]	Fund inception was November 17, 2021.

The Bloomberg US Aggregate Bond Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.